LEASES - (Lessor) Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Fixed portion of the operating lease income	$ 126	$ 130	$ 180
Cost for facilities accounted for as operating leases	812	858
Accumulated depreciation for facilities accounted for as operating leases	$ 340	$ 327